Debt, cash and cash equivalents and lease liabilities - Summary of Market Value of Net Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total debt	€ 16,531	€ 19,218	€ 20,250	€ 22,631
Market value
Disclosure of detailed information about borrowings [line items]
Total debt	7,086	5,227	11,024
Value on redemption
Disclosure of detailed information about borrowings [line items]
Total debt	16,573	19,273	20,314
Total debt at redemption	€ 7,835	€ 6,492	€ 10,047